Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statement of Comprehensive Income [Abstract]
NET INCOME	$ 7,657		$ 8,465		$ 8,403
Other comprehensive income (loss):
Investment securities available for sale: Unrealized holding gains (losses)	5,820		(7,299)		628
Investment securities available for sale: Tax effect	(1,984)		2,481		(209)
Reclassification of gains recognized in net income	(1,170)		(881)		(1,419)
Reclassification of gains recognized in net income: Tax effect	398		300		482
Other comprehensive income (loss): Net of tax amount	3,064	[1]	(5,399)	[1]	(518)
Comprehensive Income (Loss)	$ 10,721		$ 3,066		$ 7,885

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.